Goodwill - Schedule of Reconciliation of Changes in Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning of the year	$ 1,673.8
Acquisitions		$ 31.4
Goodwill, end of the year	2,184.3	1,673.8
Gross
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning of the year	1,851.8	1,829.8
Acquisitions	532.8	31.4
Impact of foreign exchange	(22.3)	(9.4)
Goodwill, end of the year	2,362.3	1,851.8
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning of the year	(178.0)
Goodwill, end of the year	$ (178.0)	$ (178.0)